(ICON)
Prudential
Institutional
Liquidity
Portfolio, Inc.

Institutional Money
Market Series

ANNUAL
REPORT
March 31, 1998
(LOGO)

Prudential Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

Performance At A Glance.
With the U.S. economy surging ahead over the past
12 months, many investors
expected a federal funds rate increase to rein in economic growth and head off inflationary pressures. As it turned out, monetary policy remained unchanged as inflation fell to levels not seen since the early
1950s. The Prudential
Institutional Liquidity Portfolio -- Institutional
Money Market Series surpassed the return of comparable money funds by moving quickly to lock in higher yields during times when investor expectations drove short-term yields higher.

Fund Facts                               As of
3/31/98

                           7-Day         Net Asset
Weighted Avg       Net
                        Current Yld.     Value
(NAV)    Mat. (WAM)    Assets (mil.)
PILP Class A              5.52%             $1.00
76 Days        $140.8
PILP Class I              5.57               1.00
76 Days         910.4
IBC Financial Data
Institutional Avg.        5.30               1.00
51 Days          N/A
(1st & 2nd Tier)*

Note: Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in PILP is neither insured nor guaranteed by the U.S. government and there can be no assurance that PILP will be able to maintain a stable $1 net asset value per share.

*This is the average seven-day current yield, NAV and WAM of all funds in the International Business Communications Financial
Data's institutional money
fund category as of March 31, 1998.

How Investments Compared.
   (As of 3/31/98)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide
12-month total return averages for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds. Unlike bond funds, bonds, if held to maturity, generally offer a fixed rate of return and fixed principal value.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Money Fund Yields Fell Then Stabilized.
               (GRAPH)

Robert L. Wofchuck, Fund Manager
(PHOTO)

Portfolio
Manager's Report
The Prudential Institutional Liquidity Portfolio -
- Institutional Money Market
Series seeks high current income consistent with the preservation of principal and liquidity. The Portfolio holds high-quality, U.S. dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations and commercial banks of the U.S. and foreign countries. Maturities can range from one day to a maximum of 13 months.
We typically purchase
securities rated in one of the two highest rating categories by at least two major, independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the
Portfolio will achieve its investment goal.

Thanks
A Billion!
Last June, we reduced the Portfolio's fees and extended our hours for purchases and redemptions. Your response was heartening as the Portfolio's assets climbed to more than $1 billion by the close of the reporting period.

Strategy Session.
-------------------------------------------------
We Found Opportunity.
Over the 12 months ended March 31, the U.S. has benefited from the best of both worlds -- brisk economic growth coupled with low inflation. Growth has been so strong that many market participants believed from time to time that U.S.
central bankers would raise the federal funds rate
(what banks charge each
other for overnight loans ) to cool off the economy. But each time their fears would subside as news of tame inflation kept monetary policy unchanged. During one of these episodes in the spring of '97, we bought nine-month to one-year securities. We were pleased with these purchases, particularly when yields fell during the summer.

Last fall saw another such episode occur. In early
October, a large gain in a
key inflation barometer prompted speculation that a change in monetary policy was imminent. This belief faded, however, when financial turmoil embroiled
Asian markets and soon rattled global markets in late October. Investors correctly assumed the Federal Reserve would not act while uncertain about the impact of Asian difficulties on U.S. economic growth.

Nervous investors sought refuge in the U.S.
markets for their relative safety
in the aftermath of the Asian crisis. Initially this demand caused short-term yields to fall. But in December, typical year-end funding pressures resulted in higher yields on some money market securities.
Of course, we moved quickly
to take advantage of this buying opportunity.
These purchases allowed us to
stay on the sidelines from January through mid-
February as yields came tumbling
down because of the belief that Asian problems would slow the U.S. economy enough to warrant a federal funds rate cut. In late February however, Federal
Reserve Chairman Alan Greenspan hinted that monetary policy would remain unchanged, and short-term yields began to climb.

What Went Well.
-------------------------------------------------
Just In Time.
Anticipating a federal funds rate increase in November, investors began to drive money market yields higher in early October until the one-year London
Interbank Offered Rate (LIBOR) reached 6.10%. We locked in higher yields by purchasing one-year securities that extended the Portfolio's weighted average maturity (WAM) to about 60 days, which was longer than our competition.

We made this move just in time because money market yields began to slide several days later when news of severe economic difficulties in Southeast Asia jolted financial markets around the world. On
October 27, the Dow Jones
Industrial Average plunged a record 554 points.
Emerging market bonds, and to
a lesser extent U.S. corporate bonds, were also hard hit. As some investors fled to U.S. money market securities, the one-year
LIBOR fell to nearly 5.85%.
Yields also plummeted because investors realized a federal funds rate increase would not occur in November.

And Not So Well.
-------------------------------------------------
The Rate Increase That Wasn't.
The Federal Reserve raised the federal funds rate by a quarter percentage point to 5.50% on March 25, 1997. Like many, we expected a second rate increase over the past 12 months to slow the economy and cut off inflation. But that was not to be. With inflation nearly dormant, U.S. central bankers would have been hard-pressed to justify a short-term rate rise.
Thus monetary policy remained
on hold, which meant we could have enhanced the Portfolio's returns even more by purchasing securities that kept the WAM longer than our competition throughout the year. Instead, we allowed the WAM to shorten on several occasions in anticipation of a federal funds rate increase that never occurred.

Looking Ahead.
-------------------------------------------------
While inflation in the U.S. remained in check, continued robust economic growth could reignite mounting inflationary pressures later in the year. Based on experience, we believe the Federal Reserve prefers to act sooner rather than later when it comes to inflation. The central bank could raise the federal funds rate this year. Accordingly, we are targeting money market securities with yields that factor in the risk of higher short-term rates down the road.

Weighted Average Maturity Is Compared
       To The Average Fund.
               (GRAPH)

President's Letter
May 15, 1998
--------------------------------------------------
-----------------------------
(PHOTO)
                               See You On the Net!

Dear Shareholder:
We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so.
Yes, we currently offer two
sites -- each with its own distinctive identity.

http://www.prudential.com
The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals
-- like how much to save
for your child's college education or for your retirement.

http://www.prusec.com
The Prudential Securities Virtual Branch Office is a full-service brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial Net
News (February 1998), a
subsidiary of Institutional Investor magazine, and was also rated among the top corporate web sites by Fortune magazine
(Winter 1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs. Investors, through their Prudential Securities
Financial Advisors, may also enroll in Prudential
Online(R) and have access to
their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their
Financial Advisor.

Both sites also contain professional opportunities for people who are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses.
So please, the next time you are "web browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

PRUDENTIAL INSTITUTIONAL

LIQUIDITY PORTFOLIO, INC.
Portfolio of Investments as of
March 31, 1998
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
----------

Principal
Amount
(000)        Description                     Value
(Note 1)
     ---------------------------------------------
---------------
Bank Notes--7.6%
             American Express Centurion Bank
    $3,000   5.6475%, 4/13/98(b)
$    2,999,817
             Bank of New York
     2,000   5.94%, 6/30/98
2,000,172
             Comerica Bank of Detroit
     3,000   6.175%, 5/27/98
3,001,406
             CoreStates Bank, N.A.
     3,000   5.6275%, 4/9/98(b)
3,000,026
             FCC National Bank
     9,000   5.55188%, 4/2/98(b)
8,998,235
             First Union National Bank
     6,500   5.59%, 2/19/99
6,500,000
             First USA Bank
     3,000   5.7375%, 4/15/98(b)
3,000,207
             KeyBank, N.A.
     3,000   5.64625%, 4/13/98(b)
3,001,320
     5,000   5.54%, 4/29/98(b)
4,997,795
    17,000   5.52%, 6/18/98(b)
16,990,526
             U.S. Bank, N.A.
     4,000   5.6075%, 4/10/98(b)
3,999,962
     6,000   5.5575%, 4/15/98(b)
5,997,321
     9,000   5.5875%, 4/15/98(b)
8,997,002
             Wachovia Bank, N.A.
     6,000   6.14%, 6/1/98
6,000,000

--------------

79,483,789
--------------------------------------------------
----------
Certificates Of Deposit - Eurodollar--1.2%
             Creditanstalt Bankverein
     3,000   5.59%, 5/12/98
3,000,016
             Westdeutsche Landesbank
                Girozentrale
     9,000   5.82%, 8/3/98
8,997,632

--------------

11,997,648
--------------------------------------------------
----------
Certificates Of Deposit - Yankee--18.9%
             Bank Of Nova Scotia
     7,000   5.50%, 5/26/98
6,998,400
             Banque Nationale de Paris
     5,000   5.52%, 5/5/98
4,999,450
             Barclays Bank PLC
   $15,000   5.56%, 2/25/99
$   14,992,195
             Bayerische Landesbank Girozentrale
    15,000   5.5275%, 6/23/98(b)
14,987,924
             Bayerishe
                Hypotheken-Und-Wechsel-Bank
     5,000   5.94%, 10/22/98
4,998,398
             Canadian Imperial Bank of Commerce
    21,000   5.55%, 2/10/99
20,991,306
    13,000   5.705%, 3/30/99
12,988,239
             Commerzbank
     5,000   5.97%, 8/17/98
4,999,458
             Credit Agricole Indosuez
     5,000   5.87%, 8/10/98
4,999,142
    10,000   5.90%, 10/19/98
9,997,368
     4,000   5.95%, 10/21/98
3,998,937
             Deutsche Bank
    15,000   5.55%, 2/25/99
14,993,494
    10,000   5.62%, 2/26/99
9,995,653
    10,000   5.63%, 2/26/99
9,992,179
    10,000   5.66%, 3/3/99
9,995,589
    15,000   5.64%, 3/22/99
14,991,612
             National Westminster Bank PLC
     3,000   6.06%, 5/26/98
2,999,784
             Royal Bank of Canada
     5,000   5.91%, 6/17/98
4,999,395
             Societe Generale
     5,000   6.19%, 5/6/98
4,999,716
     1,000   6.105%, 5/26/98
1,000,277
    13,000   6.01%, 6/16/98
12,999,224
     7,000   5.88%, 7/17/98
6,999,607

--------------

198,917,347
--------------------------------------------------
----------
Commercial Paper--35.3%
             American Home Products Corp.
    10,000   5.51%, 6/11/98
9,891,331
             Aon Corp.
     4,025   5.60%, 5/18/98
3,995,573
             Barton Capital Corp.
     1,500   5.65%, 4/14/98
1,496,940
     6,000   5.57%, 4/24/98
5,978,648
     2,702   5.64%, 4/24/98
2,692,264

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

PRUDENTIAL INSTITUTIONAL

LIQUIDITY PORTFOLIO, INC.
Portfolio of Investments as of
March 31, 1998
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
----------

Principal
Amount
(000)        Description                     Value
(Note 1)
     ---------------------------------------------
---------------
Commercial Paper (cont'd.)
    $3,430   5.61%, 4/30/98
$    3,414,499
     2,500   5.57%, 5/22/98
2,480,273
             BBL North America, Inc.
     4,500   5.55%, 5/19/98
4,466,700
             Bradford & Bingley Building
                Society
     3,000   5.50%, 6/25/98
2,961,042
             Carnival Corp.
    10,000   5.60%, 4/21/98
9,968,889
     4,500   5.70%, 4/21/98
4,485,750
             Centric Capital Corp.
    15,000   5.70%, 4/7/98
14,985,750
    10,000   5.64%, 4/30/98
9,954,567
     7,200   5.54%, 5/26/98
7,139,060
             CIT Group Holdings, Inc.
    11,000   5.52%, 6/2/98
10,895,427
             Coca-Cola Enterprises, Inc.
     5,000   5.63%, 5/4/98
4,974,196
             Commerzbank U.S. Finance, Inc.
     5,300   5.54%, 5/1/98
5,275,532
             CoreStates Capital Corp.
     5,000   5.63188%, 4/1/98(b)
5,000,000
             Corporate Asset Funding Co., Inc.
     2,800   5.60%, 5/11/98
2,782,578
             Corporate Receivables Corp.
     1,650   5.50%, 5/21/98
1,637,281
             CXC, Inc.
     3,000   5.55%, 5/12/98
2,981,037
    10,000   5.54%, 6/25/98
9,869,194
             Duke Capital Corp.
    24,000   6.25%, 4/1/98
24,000,000
             Eastman Kodak Co.
     7,800   5.55%, 5/27/98
7,732,660
             Enterprise Funding Corp.
     1,071   5.59%, 4/24/98
1,067,175
             Falcon Asset Securitization Corp.
     1,483   5.73%, 4/9/98
1,481,112
     5,020   5.58%, 4/27/98
4,999,769
             First Chicago Financial Corp.
     7,000   5.46%, 5/29/98
6,938,423
             General Electric Capital Corp.
    35,300   5.60%, 4/27/98
35,157,231
    $4,000   5.54%, 4/30/98
$    3,982,149
    14,000   5.45%, 6/3/98
13,866,475
             Household International, Inc.
                5.80%, 4/13/98 (cost
                $4,990,333,
     5,000   date purchased 3/30/98)(c)
4,990,333
             Kellogg Co.
     1,500   5.60%, 4/24/98
1,494,633
             Market Street Funding Corp.
     2,000   5.60%, 4/21/98
1,993,778
     5,000   5.54%, 6/10/98
4,946,139
             Mont Blanc Capital Corp.
     1,769   5.55%, 4/16/98
1,764,909
    15,500   5.55%, 6/25/98
15,296,885
             Nationwide Building Society
    10,000   5.50%, 6/26/98
9,868,611
             Newell Co.
     5,000   5.65%, 4/27/98
4,979,597
             Nordbanken North America, Inc.
     3,000   5.55%, 5/28/98
2,973,638
             Old Line Funding Corp.
    10,000   5.60%, 4/27/98
9,959,556
             Receivables Capital Corp.
     3,319   5.66%, 4/8/98
3,315,347
             Salomon Smith Barney Holdings,
                Inc.
    24,000   5.70%, 4/17/98
23,939,200
             Special Purpose Accounts
                Receivable Cooperative Corp.
     4,000   5.55%, 5/21/98
3,969,167
     5,000   5.55%, 6/25/98
4,934,479
     2,000   5.56%, 6/25/98
1,973,744
             Svenska Handelsbanken, Inc.
    10,000   5.51%, 5/20/98
9,925,003
             Unifunding, Inc.
    16,000   5.50%, 6/16/98
15,814,222
             Windmill Funding Corp.
     5,000   5.62%, 4/30/98
4,977,364
     1,100   5.56%, 5/8/98
1,093,714
             Wood Street Funding Corp.
    10,000   5.59%, 4/30/98
9,954,969
     6,500   5.55%, 5/19/98
6,451,900

--------------

371,168,713

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL INSTITUTIONAL
                                         LIQUIDITY
PORTFOLIO, INC.
Portfolio of Investments as of
March 31, 1998
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
----------

Principal
Amount
(000)        Description                     Value
(Note 1)
     ---------------------------------------------
---------------
Loan Participations--2.2%
             Countrywide Home Loans, Inc.
   $11,000   5.75%, 4/20/98
                (cost $11,000,000, date
                purchased 3/27/98)(c)
$   11,000,000
     2,000   5.75%, 4/22/98
                (cost $2,000,000, date
                purchased 3/27/98)(c)
2,000,000
    10,000   5.75%, 4/23/98
                (cost $10,000,000, date
                purchased 3/24/98)(c)
10,000,000

--------------

23,000,000
--------------------------------------------------
----------
Other Corporate Obligations--28.9%
             Abbey National Treasury Services
                PLC
    26,000   5.50%, 2/5/99
25,982,865
             Associates Corp. of North America
    30,000   5.63%, 4/23/98(b)
29,969,649
             Chase Manhattan Corp.
     6,000   5.59375%, 4/15/98(b)
6,001,271
             CIT Group Holdings, Inc.
     1,150   6.20%, 4/15/98
1,150,010
             General Motors Acceptance Corp.
    44,000   5.63234%, 5/4/98(b)
43,989,249
             Goldman Sachs Group, L. P.
             6.03125%, 6/22/98
                (cost $21,000,000, date
                purchased
    21,000   6/25/97)(b)/(c)
21,000,000
             IBM Credit Corp.
    25,000   5.65%, 6/9/98(b)
24,983,291
             Liquid Asset Backed Securities
                Trust 1997-7
    11,741   5.68359%, 4/22/98(b)
11,741,432
             Liquid Asset Backed Securities
                Trust Series 1998-1
    11,624   5.6875%, 4/27/98(b)
11,623,818
             Merrill Lynch & Co., Inc.
    30,000   5.6475%, 4/8/98(b)
29,998,472
             Morgan Stanley, Dean Witter,
                Discover & Co.
     3,000   5.8125%, 4/15/98(b)
3,000,000
     2,000   5.88281%, 5/15/98(b)
2,000,000
             Restructured Asset Securities
                1997-MM-8-5
   $17,000   5.6775%, 4/28/98(b)
$   17,000,000
             Short-Term Repackaged Asset Trust
                1997-A
             5.7095%, 4/15/98
                (cost $13,000,000, date
                purchased
    13,000   12/11/97)(b)/(c)
13,000,000
             SMM Trust Notes 1997-X
    34,000   5.6875%, 4/13/98(b)
34,000,000
             Strategic Money Market Trust
                1997-A
    10,000   5.6875%, 6/23/98(b)
10,000,000
             Strategic Money Market Trust
                1998-1
    19,000   5.6875%, 4/6/98(b)
19,000,000

--------------

304,440,057
--------------------------------------------------
----------
Time Deposit - Eurodollar--7.1%
             Bank of Montreal
    33,777   6.00%, 4/1/98
33,777,000
             Republic National Bank of New York
    15,000   6.125%, 4/1/98
15,000,000
             Societe Generale
     5,000   6.1875%, 4/1/98
5,000,000
             Westdeutsche Landesbank
                Girozentrale
    20,900   5.875%, 4/1/98
20,900,000

--------------

74,677,000
--------------------------------------------------
----------
Total Investments--101.2%
             (amortized cost $1,063,684,554(a))
1,063,684,554
             Liabilities in excess of other
                assets--(1.2%)
(12,477,192)

--------------
             Net Assets--100%
$1,051,207,362

--------------

--------------

---------------
(a) The cost of securities for federal income tax
purposes is substantially the
    same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date
presented for these instruments
    is the later of the next date on which the
security can be redeemed at par
    or the next date on which the rate of interest
is adjusted.
(c) Private placement restricted as to resale and
does not have a readily
    available market; the aggregate cost of such
securities is $61,990,333. The
    aggregate value ($61,990,333) is approximately
5.9% of net assets.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Portfolio of Investments as of March 31, 1998
--------------------------------------------------
----------

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 1998 was as follows:

Commercial
Banks...................................   52.0%
Asset Backed
Securities............................   14.9
Securities Brokers &
Dealers.......................    7.6
Finance
Lessors....................................    6.6
Business Credit
(Finance)..........................    6.1
Personal Credit
Institutions.......................    3.3
Electrical
Services................................    2.3
Mortgage
Banks.....................................    2.2
Bank Holding
Companies.............................    1.7
Water
Transportation...............................
1.4
Pharmaceuticals...................................
 .     .9
Photographic
Equipment.............................     .7
Beverages.........................................
 .     .5
Furniture.........................................
 .     .5
Accident & Health
Insurance........................     .4
Grain Mill
Products................................     .1

-----

101.2
Liabilities in excess of other
assets..............   (1.2)

-----

100.0%

-----

-----
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL INSTITUTIONAL

LIQUIDITY PORTFOLIO, INC.
Statement of Assets and Liabilities
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Assets
March 31, 1998
Investments, at amortized cost which approximates
market
value.............................................
$1,063,684,554
Interest
receivable........................................
 ................................................
6,080,801
Due From
Manager...........................................
 ................................................
58,657
Deferred expenses and other
assets............................................
 .............................              9,115

--------------
   Total
assets............................................
 ................................................
1,069,833,127

--------------
Liabilities
Payable for investments
purchased.........................................
 .................................
15,957,808
Dividends
payable...........................................
 ...............................................
1,316,684
Bank
overdraft.........................................
 ..................................................
 ..          1,021,132
Accrued
expenses..........................................
 .................................................
327,037
Distribution fee
payable...........................................
 ........................................
3,104

--------------
   Total
liabilities.......................................
 ................................................
18,625,765

--------------
Net
Assets............................................
 ..................................................
 ...      $1,051,207,362

--------------

--------------
Net assets were comprised of:
   Common stock, at
par...............................................
 .....................................      $
1,051,207
   Paid-in capital in excess of
par...............................................
 .........................      1,050,156,155

--------------
Net assets, March 31,
1998..............................................
 ...................................
$1,051,207,362

--------------

--------------
Class A:
Net asset value, offering and redemption price per
share
   ($140,813,146 / 140,813,146 shares of common
stock issued and
outstanding)..............................
$1.00

--------------

--------------
Class I:
Net asset value, offering and redemption price per
share
   ($910,394,216 / 910,394,216 shares of common
stock issued and
outstanding)..............................
$1.00

--------------

--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Operations
--------------------------------------------------
----------

Year Ended
Net Investment Income
March 31, 1998
Income
   Interest....................................
$ 46,561,077

--------------
Expenses
   Management fee..............................
1,622,396
   Distribution fee--Class A...................
261,457
   Registration fees...........................
269,000
   Transfer agent's fees and expenses..........
253,000
   Reports to shareholders.....................
118,000
   Custodian's fees and expenses...............
91,000
   Legal fees and expenses.....................
60,000
   Audit fee and expenses......................
25,000
   Insurance expenses..........................
12,000
   Directors' fees.............................
12,000
   Miscellaneous...............................
9,294

--------------
      Total expenses...........................
2,733,147
   Less: Expense subsidy (Note 4)..............
(756,061)
      Management fee waiver (Note 2)...........
(363,091)
      Distribution fee waiver (Note 2).........
(93,005)

--------------
      Net expenses
1,520,990

--------------
Net investment income..........................
45,040,087

--------------
Realized Gain on Investments
Net realized gain on investment transactions...
5,299

--------------
Net Increase in Net Assets
Resulting from Operations......................
$ 45,045,386

--------------

--------------

PRUDENTIAL INSTITUTIONAL
LIQUIDITY PORTFOLIO, INC.
INSTITUTIONAL MONEY MARKET SERIES
Statement of Changes in Net Assets
--------------------------------------------------
----------

Increase (Decrease)                   Year Ended
March 31,
in Net Assets                       1998
1997
Operations
   Net investment income.....  $    45,040,087
$    22,586,704
   Net realized gain on
      investment
      transactions...........            5,299
11,251
                               ---------------
---------------
   Net increase in net assets
      resulting from
      operations.............       45,045,386
22,597,955
                               ---------------
---------------
Dividends and distributions
   (Note 1)
      Class A................      (11,814,111)
(22,597,955)
      Class I................      (33,231,275)
--
                               ---------------
---------------
                                   (45,045,386)
(22,597,955)
                               ---------------
---------------
Fund share transactions (net
   of conversions) (Note 5)
   Net proceeds from shares
      sold...................    8,138,663,244
2,069,514,977
   Net asset value of shares
      issued in reinvestment
      of
      dividends and
      distributions..........       41,968,951
21,346,132
   Cost of shares
      reacquired.............   (7,607,469,838)
(2,053,657,829)
                               ---------------
---------------
   Net increase in net assets
      from Fund share
      transactions...........      573,162,357
37,203,280
                               ---------------
---------------
Total increase...............      573,162,357
37,203,280
Net Assets
Beginning of year............      478,045,005
440,841,725
                               ---------------
---------------
End of year..................  $ 1,051,207,362
$   478,045,005
                               ---------------
---------------
                               ---------------
---------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

PRUDENTIAL INSTITUTIONAL

LIQUIDITY PORTFOLIO, INC.
Notes to Financial Statements
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
------------------------------
Prudential Institutional Liquidity Portfolio, Inc.
(the 'Fund') is registered
under the Investment Company Act of 1940 as an
open-end, diversified management
investment company. The Fund consists of two
series--the Institutional Money
Market Series (the 'Series') and the Liquid Assets
Series. The Liquid Assets
Series has not yet begun operations. The
investment objective of the Series is
high current income consistent with the
preservation of principal and liquidity.
The Series invests primarily in money market
instruments maturing in thirteen
months or less whose ratings are within the two
highest ratings categories by a
nationally recognized statistical rating
organization or, if not rated, are of
comparable quality. The ability of the issuers of
the securities held by the
Series to meet their obligations may be affected
by economic developments in a
specific industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: Portfolio securities are
valued at amortized cost, which
approximates market value. The amortized cost
method involves valuing a security
at its cost on the date of purchase and thereafter
assuming a constant
amortization to maturity of any discount or
premium.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of investments
are calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. Expenses are recorded on the
accrual basis which may require the
use of certain estimates by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Federal Income Taxes: It is the intent of the Fund
to continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable net
income to its shareholders.
Therefore, no federal income tax provision is
required.
Dividends and Distributions: The Fund declares all
of its net investment income
and net realized short-term capital gains/losses,
if any, as dividends daily to
its shareholders of record at the time of such
declaration. Net investment
income for dividend purposes includes interest
accrued or discount earned less
amortization of premium and the estimated expenses
applicable to the dividend
period. Payment of dividends is made monthly. The
Fund does not expect to
realize long-term capital gains or losses.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'), doing business as
Prudential Investments ('PI',
the Subadviser or the investment adviser), PI
furnishes investment advisory
services in connection with the management of the
Fund. PIFM pays for the cost
of the subadviser's services, the compensation of
officers of the Fund,
occupancy and certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .20 of 1% of the average daily net assets
of the Series. Effective June
1, 1997, PIFM has agreed to waive a portion (.05
of 1% of the Series' average
daily net assets) of its management fee, which
amounted to $363,091 ($.0003 per
share) for the year ended March 31, 1998. The
Series is not required to
reimburse PIFM for such waiver.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A and Class I shares of the
Fund. The Fund compensates PSI for distributing
and servicing the Fund's Class A
shares, pursuant to the plan of distribution at an
annual rate of .12 of 1% of
the Series' average daily net assets of the Class
A shares. Effective June 1,
1997, PSI has agreed to waive a portion (.07 of 1%
of the Series' average daily
net assets) of its distribution fee, which
amounted to $93,005 ($.0007 per
share) for the year ended March 31, 1998. The
Series is not required to
reimburse PSI for such waiver. The Class A
distribution fee is accrued daily and
payable monthly. No distribution or service fees
are paid to PSI as distributor
of the Class I shares of the Fund.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
year ended March 31, 1998, the
Series incurred fees of $240,000 for the services
of
--------------------------------------------------
------------------------------
                                       9

PRUDENTIAL INSTITUTIONAL

LIQUIDITY PORTFOLIO, INC.
Notes to Financial Statements
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
------------------------------
PMFS. As of March 31, 1998, $20,000 of such fees
were due to PMFS. Transfer
agent fees and expenses in the Statement of
Operations also include certain
out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------
----------
Note 4. Expense Subsidy
Effective June 1, 1997, PIFM voluntarily agreed to
subsidize operating expenses
so that total Series operating expenses do not
exceed .20% and .15% of the
average daily net assets of the Class A and Class
I shares, respectively. For
the year ended March 31, 1998, such reimbursement
amounted to $756,061 ($0.0007
per share for Class A and I shares; .11% of
average net assets, annualized).
--------------------------------------------------
----------
Note 5. Capital
The Series offers Class A and Class I shares.
Class A shareholders of the Series
who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis. Effective
July 9, 1997, the Series
commenced offering Class I shares.
There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized
Class I shares.
Transactions in shares of common stock (at $1 per share) were as follows:

Shares

and

Dollar
Class A
Amount
---------------------------------------------   --
------------
Year ended March 31, 1998:
Shares sold..................................
1,563,160,572
Shares issued in reinvestment of dividends
  and distributions..........................
12,370,105
Shares reacquired............................
(1,279,737,241)
                                                --
------------
Net increase in shares outstanding before
  conversion.................................
295,793,436
Shares reacquired upon conversion into Class
  I..........................................
(633,025,295)
                                                --
------------
Net decrease in shares outstanding...........
(337,231,859)
                                                --
------------
                                                --
------------
Year ended March 31, 1997:
Shares sold..................................
2,069,514,977
Shares issued in reinvestment of dividends
  and
  distributions..............................
21,346,132
Shares reacquired............................
(2,053,657,829)
                                                --
------------
Net increase in shares outstanding...........
37,203,280
                                                --
------------
                                                --
------------
Class I
---------------------------------------------
July 9, 1997(a) through March 31, 1998:
Shares sold..................................
6,575,502,672
Shares issued in reinvestment of dividends
  and
  distributions..............................
29,598,846
Shares reacquired............................
(6,327,732,597)
                                                --
------------
Net increase in shares outstanding before
  conversion.................................
277,368,921
Shares issued upon conversion from Class A...
633,025,295
                                                --
------------
Net increase in shares outstanding...........
910,394,216
                                                --
------------
                                                --
------------

---------------
(a) Commencement of offering of Class I shares.
--------------------------------------------------
------------------------------
                                       10

PRUDENTIAL INSTITUTIONAL

LIQUIDITY PORTFOLIO, INC.
Financial Highlights
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
------------------------------

Class A                                   Class I

--------------------------------------------------
----------     --------------

July 9,

1997(b)

Year Ended March 31,
Through

--------------------------------------------------
----------       March 31,

1998         1997         1996         1995
1994            1998

--------     --------     --------     --------
--------     --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............
$  1.000     $  1.000     $  1.000     $  1.000
$  1.000        $  1.000
Net investment income and net realized gains.....
 .055(d)      .050         .056         .046
 .029            .041(d)
Dividends and distributions to shareholders......
(.055)       (.050)       (.056)       (.046)
(.029)          (.041)

--------     --------     --------     --------
--------         -------
Net asset value, end of period...................
$  1.000     $  1.000     $  1.000     $  1.000
$  1.000        $  1.000

--------     --------     --------     --------
--------         -------

--------     --------     --------     --------
--------         -------
TOTAL RETURN(a):.................................
5.63%        5.16%        5.72%        4.69%
2.92%           4.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................
$140,813     $478,045     $440,842     $476,229
$385,023        $910,394
Average net assets (000).........................
$217,881     $449,393     $519,946     $402,678
$445,867        $814,138
Ratios to average net assets:
   Expenses, including distribution fee..........
 .29%(d)      .46%         .43%         .46%
 .48%            .15%(c)/(e)
   Expenses, excluding distribution fee..........
 .21%(d)      .34%         .31%         .34%
 .36%            .15%(c)/(e)
   Net investment income.........................
5.42%(d)     5.03%        5.56%        4.67%
2.87%           5.60%(c)/(e)

---------------
(a) Total return is calculated assuming a purchase
of shares on the first day
    and a sale on the last day of each period
reported and includes reinvestment
    of dividends and distributions. Total returns
for less than a full year are
    not annualized.
(b) Commencement of offering of Class I shares.
(c) Annualized.
(d) Net of management and distribution fee
waiver/expense subsidy.
(e) Net of management fee waiver/expense subsidy.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

PRUDENTIAL INSTITUTIONAL
                                         LIQUIDITY
PORTFOLIO, INC.
Report of Independent Accountants
INSTITUTIONAL MONEY MARKET SERIES
--------------------------------------------------
------------------------------
To the Shareholders and Board of Directors of Prudential Institutional Liquidity Portfolio, Inc.-
-Institutional Money Market
Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Institutional Liquidity
Portfolio, Inc.--Institutional Money Market Series
(the 'Fund') at March 31,
1998, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.
These financial statements and financial highlights (hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three years in the period ended March 31, 1996 were audited by other independent accountants, whose opinion dated May 9, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
May 14, 1998
--------------------------------------------------
------------------------------

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll
use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset
(for example, a stock, bond, or mutual fund share) and its selling price. Under current law, the maximum federal income tax rate for individuals on a long-term capital gain is 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used to describe the difference between prices bid and asked for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne Dedrick Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer, CFA
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Robert C. Rosselot, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

744350109   MF137E
744350604